Long-term Debt (Narrative I) (Details) $ in Thousands	Jul. 02, 2024 USD ($)	Jun. 30, 2026 USD ($) Vessels	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)
Debt Instrument [Line Items]
Minimum cash deposits required to be maintained		$ 18,000	$ 18,000	$ 18,500
Debt issuance costs		$ 5,434	6,380
Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels collateral for debt | Vessels		31
Collateral amount		$ 606,341
Minimum cash deposits required to be maintained		$ 18,000	$ 18,000
8.75% Senior Unsecured Bond [Member]
Debt Instrument [Line Items]
Loan amount	$ 175,000
Interest rate, stated percentage	8.75%
8.75% Senior Unsecured Bond [Member] | July 2027 [Member]
Debt Instrument [Line Items]
Redemption price, percentage	103.50%
8.75% Senior Unsecured Bond [Member] | January 2028 [Member]
Debt Instrument [Line Items]
Redemption price, percentage	102.625%
8.75% Senior Unsecured Bond [Member] | July 2028 [Member]
Debt Instrument [Line Items]
Redemption price, percentage	101.75%
8.75% Senior Unsecured Bond [Member] | January 2029 [Member]
Debt Instrument [Line Items]
Redemption price, percentage	100.00%